INCOME TAX - Net loss before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net gain (loss) before income taxes:
U.S. Domestic	$ (27,181)	$ (37,758)	$ (8,013)
Foreign	1,942	22,475	12,178
Income (loss) before taxes on income and share in losses of associated company	$ (25,239)	$ (15,283)	$ 4,165